Summary Of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year	Dec. 31, 2008
Options Outstanding
Beginning balance		11,145,118	6,362,856	6,398,499
Granted		665,700	6,818,437	710,400
Exercised	(1,457,000)	(1,051,717)	(1,532,712)	(141,247)	(2,265,696)
Forfeited or cancelled		(1,269,816)	(503,463)	(604,796)
Ending balance		9,489,285	11,145,118	6,362,856	6,398,499
Vested or expected to vest as of December 31, 2011		9,484,343
Exercisable as of December 31, 2011		3,629,779
Weighted average exercise price per share
Beginning balance		$ 8.80	$ 10.57	$ 11.93
Granted		$ 10.77	$ 7.12	$ 11.20
Exercised		$ 4.51	$ 4.55	$ 5.56
Forfeited or cancelled		$ 9.59	$ 21.29	$ 26.94
Ending balance		$ 9.31	$ 8.80	$ 10.57	$ 11.93
Vested or expected to vest as of December 31, 2011		$ 9.31
Exercisable as of December 31, 2011		$ 11.8
Weighted average remaining contractual term
Outstanding		6.64	6.43	2.0
Vested or expected to vest as of December 31, 2011		6.64
Exercisable as of December 31, 2011		3.80
Aggregate intrinsic value
Outstanding		$ 0	$ 29,992	$ 7,039
Vested or expected to vest as of December 31, 2011		0
Exercisable as of December 31, 2011		$ 0
Employees
Options Outstanding
Beginning balance		11,115,118	6,332,856	6,268,499
Granted		665,700	6,818,437	710,400
Exercised		(1,021,717)	(1,532,712)	(41,247)
Forfeited or cancelled		(1,269,816)	(503,463)	(604,796)
Ending balance		9,489,285	11,115,118	6,332,856
Vested or expected to vest as of December 31, 2011		9,484,343
Exercisable as of December 31, 2011		3,629,779
Non-employees
Options Outstanding
Beginning balance		30,000	30,000	130,000
Granted		0	0	0
Exercised		(30,000)	0	(100,000)
Forfeited or cancelled		0	0	0
Ending balance		0	30,000	30,000
Vested or expected to vest as of December 31, 2011		0
Exercisable as of December 31, 2011		0